SCHEDULE II-Valuation and Qualifying Accounts (Details) (Deducted from receivables, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deducted from receivables
Valuation and Qualifying Accounts
Balance at Beginning of Period	$ 28.4	$ 29.1	$ 22.5
Additions, Charged to Costs and Expenses	83.6	61.3	68.7
Additions, Reclassifications from Other Accounts	8.3
Deductions	74.3	62.0	62.1
Balance at End of Period	$ 46.0	$ 28.4	$ 29.1